Related party transactions (Details) - EUR (€)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
YNAP Revolving Credit Facility
Related party transactions
Notional amount	€ 100,000,000
Borrowings	0
MYT Ultimate Parent LLC
Related party transactions
Receivables	213,000	€ 213,000
Liabilities	838,000	838,000
Richemont Group
Related party transactions
Receivables	1,485,000	43,652,000
Liabilities	18,990,000	24,747,000
Purchase of inventory	81,254,000	30,982,000
Management and information technology services	2,776,000	€ 1,870,000
Purchases returns of goods, related party transactions	33,907,000
Amount of refund received	€ 3,617,000
Percentage of the refund received	85.00%
Amount of the refund received recognized as an offset to other income	€ 3,074,000
Richemont International Holding S.A. | YNAP Revolving Credit Facility
Related party transactions
Notional amount	100,000,000
Borrowings	€ 0
MYT Holding LLC
Related party transactions
Proportion of ownership interest in reporting entity	47.60%	48.60%
Richemont italia Holding S.P.A
Related party transactions
Proportion of ownership interest in reporting entity	35.60%	36.40%